GOODWILL (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
GOODWILL [Abstract]
Goodwill	[1]	$ 105,647	$ 105,647
Accumulated impairment losses		(62,179)	(62,179)
Goodwill net		$ 43,468	$ 43,468

[1]	The carrying amount of the goodwill is associated with the Mobility Division.